NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Adagene Inc.'s shareholders	$ (79,971,847)	$ (73,177,935)	$ (42,397,279)
Accretion of convertible redeemable preferred shares to redemption value		(28,553)	(248,113)
Net loss attributable to ordinary shareholders	$ (79,971,847)	$ (73,206,488)	$ (42,645,392)
Denominator:
Weightedaverage number of ordinary shares outstanding-basic	54,135,084	50,032,009	15,950,698
Weightedaverage number of ordinary shares outstanding-diluted	54,135,084	50,032,009	15,950,698
Net Loss per share-basic	$ (1.48)	$ (1.46)	$ (2.67)
Net Loss per share- diluted	$ (1.48)	$ (1.46)	$ (2.67)